Inventories - Schedule of Breakdown of Inventories (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Measuring inventories [Abstract]
Raw materials, ancillary materials and consumables	€ 90,461	€ 90,460
Work-in-progress and semi-finished products	49,442	46,735
Finished goods	381,112	385,394
Total inventories	€ 521,015	€ 522,589